Pension Plan and Employee Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Plan and Employee Benefits

Note 9 — Pension Plan and Employee Benefits

Pension Plan and Other Benefits Plan
Employees hired before August 1, 2007, are covered by a non-contributory, defined benefit pension plan. Benefits under the plan reflect an employee’s years of service, age at retirement, and highest total average compensation for any consecutive five calendar years during the last ten years of employment with Cleco. Cleco’s policy is to base its contributions to the employee pension plan upon actuarial computations utilizing the projected unit credit method, subject to the IRS’s full funding limitation. Cleco did not make any required or discretionary contributions to the pension plan in 2016 and 2015, nor does it expect to make any in 2017. The required contributions are driven by liability funding target percentages set by law which could cause the required contributions to be uneven among the years. The ultimate amount and timing of the contributions may be affected by changes in the discount rate, changes in the funding regulations, and actual returns on fund assets. Cleco Power is considered the plan sponsor and Support Group is considered the plan administrator.
Cleco’s retirees and their dependents may be eligible to receive medical, dental, vision, and life insurance benefits (other benefits). Cleco recognizes the expected cost of these other benefits during the periods in which the benefits are earned.
The employee pension plan and other benefits obligation plan assets and funded status at December 31, 2016, and 2015 are presented in the following table:

	PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR	PREDECESSOR		SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Change in benefit obligation
Benefit obligation at beginning of period	$499,724	$480,062	$498,372	$42,707	$43,070	$44,652
Service cost	6,909	2,563	10,419	1,112	431	1,635
Interest cost	15,088	6,242	20,795	1,237	476	1,607
Plan participants’ contributions	—	—	—	758	300	903
Actuarial loss (gain)	6,242	16,857	(30,483)	2,292	—	(1,039)
Expenses paid	(2,025)	(801)	(1,995)	—	—	—
Medicare D	—	—	—	—	—	48
Benefits paid	(13,153)	(5,199)	(17,046)	(3,970)	(1,570)	(4,736)
Benefit obligation at end of period	512,785	499,724	480,062	44,136	42,707	43,070
Change in plan assets
Fair value of plan assets at beginning of period	398,515	383,532	412,803	—	—	—
Actual return on plan assets	20,378	20,983	(10,230)	—	—	—
Expenses paid	(2,025)	(801)	(1,995)	—	—	—
Benefits paid	(13,153)	(5,199)	(17,046)	—	—	—
Fair value of plan assets at end of period	403,715	398,515	383,532	—	—	—
Unfunded status	$(109,070)	$(101,209)	$(96,530)	$(44,136)	$(42,707)	$(43,070)

The employee pension plan accumulated benefit obligation at December 31, 2016, and 2015 is presented in the following table:

	PENSION BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Accumulated benefit obligation	$473,197	$440,876

The following table presents the net actuarial gains/losses, transition obligations/assets, and prior service costs included in other comprehensive income for other benefits and in regulatory assets for pension related to current year gains and losses as a result of being included in net periodic benefit costs for the employee pension plan and other benefits plan at December 31, 2016, and 2015:

		PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR	PREDECESSOR		SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Net actuarial (gain) loss occurring during period	$(10,198)	$16,056	$3,128	$2,292	$—	$(1,039)
Net actuarial loss amortized during period	$8,138	$2,798	$13,828	$—	$181	$866
Prior service (credit) cost amortized during period	$(51)	$(20)	$(71)	$—	$34	$119

The following table presents net gains/losses and prior period service costs/credits in accumulated other comprehensive income for other benefits and in regulatory assets for pension that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2017 for the employee pension plan and other benefits plans for December 31, 2017, 2016, and 2015:

		PENSION BENEFITS			OTHER BENEFITS
	SUCCESSOR		PREDECESSOR	SUCCESSOR		PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015
Net actuarial loss	$9,647	$145,542	$150,620	$—	$2,292	$8,805
Prior service (credit) cost	$(71)	$(274)	$(345)	$—	$—	$363

The components of net periodic pension and other benefits costs for 2016, 2015, and 2014 are as follows:

			PENSION BENEFITS				OTHER BENEFITS
	SUCCESSOR	PREDECESSOR			SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Components of periodic benefit costs
Service cost	$6,909	$2,563	$10,419	$8,050	$1,112	$431	$1,635	$1,542
Interest cost	15,088	6,242	20,795	19,851	1,237	476	1,607	1,809
Expected return on plan assets	(17,310)	(6,812)	(23,382)	(24,507)	—	—	—	—
Amortizations
Transition obligation	—	—	—	—	—	—	—	16
Prior period service (credit) cost	(51)	(20)	(71)	(71)	—	34	119	119
Net loss	8,138	2,798	13,828	6,743	—	181	866	670
Net periodic benefit cost	$12,774	$4,771	$21,589	$10,066	$2,349	$1,122	$4,227	$4,156

During the third quarter of 2016, management finalized its remeasurement of the pension plan as of April 13, 2016, associated with the Merger. On the date of the remeasurement, the discount rate decreased from 4.62% to 4.21%. Prior to the remeasurement, Cleco’s 2016 net periodic benefit cost for the pension plan was expected to be $15.9 million. Due to the remeasurement of the pension plan, Cleco’s 2016 net periodic benefit cost increased to $17.5 million.
Because Cleco Power is the pension plan sponsor and the related trust holds the assets, the net unfunded status of the pension plan is reflected at Cleco Power. The liability of Cleco’s other subsidiaries is transferred with a like amount of assets to Cleco Power monthly. The expense of the pension plan related to Cleco’s other subsidiaries for the predecessor period January 1, 2016, through April 12, 2016, was $0.5 million. The expense of the pension plan related to Cleco’s other subsidiaries for the successor period April 13, 2016, through December 31, 2016 was $1.3 million. The amounts for the predecessor periods for 2015, and 2014 were $2.1 million and $1.7 million, respectively.
Cleco Holdings is the plan sponsor for the other benefit plans. There are no assets set aside in a trust and the liabilities are reported on the individual subsidiaries’ financial statements. The expense related to other benefits reflected in Cleco Power’s Consolidated Statements of Income for the years ended December 31, 2016, 2015, and 2014 was $3.5 million, $3.6 million, and $3.6 million, respectively. The current and non-current portions of the other benefits liability for Cleco and Cleco Power at December 31, 2016, and 2015 are as follows:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$3,854	$3,613
Non-current	$40,196	$39,457

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$3,345	$3,140
Non-current	$34,892	$34,300

In March 2010, the President signed the PPACA, a comprehensive health care law. While all provisions of the PPACA are not effective immediately and the law has been amended since original enactment, management does not expect the provisions to materially impact Cleco’s retiree medical unfunded liability and related expenses. Management will continue to monitor this law and its possible impact.
The measurement date used to determine the pension and other postretirement benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	PENSION BENEFITS		OTHER BENEFITS
	SUCCESSOR	PREDECESSOR	SUCCESSOR	PREDECESSOR
	AT DEC. 31, 2016	AT DEC. 31, 2015	AT DEC. 31, 2016	AT DEC. 31, 2015
Weighted-average assumptions used to determine the benefit obligation
Discount rate	4.27%	4.62%	3.81%	4.08%
Rate of compensation increase	3.03%	3.08%	N/A	N/A

		PENSION BENEFITS				OTHER BENEFITS
	SUCCESSOR	PREDECESSOR			SUCCESSOR	PREDECESSOR
	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Weighted-average assumptions used to determine the net benefit cost
Discount rate	4.21%	4.62%	4.21%	5.14%	4.08%	4.08%	3.76%	4.46%
Expected return on plan assets	6.21%	6.21%	6.15%	6.76%	N/A	N/A	N/A	N/A
Rate of compensation increase	3.03%	3.03%	3.08%	3.17%	N/A	N/A	N/A	N/A

The expected return on plan assets was determined by examining the risk profile of each target category as compared to the expected return on that risk, within the parameters determined by the retirement committee. The result was also compared to the expected rate of return of other comparable plans. In assessing the risk as compared to return profile, historical returns as compared to risk were considered. The historical risk compared to returns was adjusted for the expected future long-term relationship between risk and return. The adjustment for the future risk compared to returns was, in part, subjective and not based on any measurable or observable events. For the calculation of the 2017 periodic expense, Cleco decreased the expected long-term return on plan assets to 6.08%. Cleco expects pension expense to decrease in 2017 by approximately $2.2 million due to a higher than expected return on assets in 2016 and favorable mortality improvement scale updates, partially offset by a decrease in the discount rate.
Employee pension plan assets may be invested in publicly traded domestic common stocks; U.S. Government, federal agency, and corporate obligations; an international equity fund, commercial real estate funds; and pooled temporary investments. Investments in securities (obligations of U.S. Government, U.S. Government Agencies, and state and local governments, corporate debt, common/collective trust funds, mutual funds, common stocks, and preferred stock) traded on a national securities exchange are valued at the last reported sales price on the last business day of the year.
Real estate funds and the pooled separate accounts are stated at estimated market value based on appraisal reports prepared annually by independent real estate appraisers (members of the American Institute of Real Estate Appraisers). The estimated market value of recently acquired properties is assumed to approximate cost.

Fair Value Disclosures
Cleco classifies assets and liabilities measured at their fair value according to three different levels, depending on the inputs used in determining fair value.

•	Level 1 – unadjusted quoted prices in active, liquid markets for the identical asset or liability,

•
Level 2 – quoted prices for similar assets and liabilities in active markets or other inputs that are observable for the asset or liability, including inputs that can be corroborated by observable market data, observable interest rate yield curves and volatilities, and

•	Level 3 – unobservable inputs based upon the entities’ own assumptions.

There have been no changes in the methodologies for determining fair value at December 31, 2016, and December 31, 2015. The following tables disclose the pension plan’s fair value of financial assets measured on a recurring basis:

		SUCCESSOR
(THOUSANDS)		AT DEC. 31, 2016	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents		$6,817	$—	$6,817	$—
Common stock		19,311	19,311	—	—
Obligations of U.S. Government, U.S. Government Agencies, and state and local governments		47,543	—	47,543	—
Mutual funds
Domestic		52,663	52,663	—	—
International		31,191	31,191	—	—
Real estate funds		18,668	—	—	18,668
Corporate debt		185,659	—	185,659	—
Total		$361,852	$103,165	$240,019	$18,668

	Investments measured at net asset value*	38,886
	Interest accrual	2,977
	Total net assets	$403,715
	*Investments measured at net asset value consist of Common/collective trust.

		PREDECESSOR
(THOUSANDS)		AT DEC. 31, 2015	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Cash equivalents		$4,568	$—	$4,568	$—
Common stock		13,816	13,816	—	—
Obligations of U.S. Government, U.S. Government Agencies, and state and local governments		48,792	—	48,792	—
Mutual funds
Domestic		47,801	47,801	—	—
International		22,853	22,853	—	—
Real estate funds		17,890	—	—	17,890
Corporate debt		182,408	—	182,408	—
Total		$338,128	$84,470	$235,768	$17,890

	Investments measured at net asset value*	42,362
	Interest accrual	3,042
	Total net assets	$383,532
	*Investments measured at net asset value consist of Hedge fund-of-funds and Common/collective trust.

Level 3 valuations are derived from other valuation methodologies including pricing models, discounted cash flow models, and similar techniques. Level 3 valuations incorporate subjective judgments and consider assumptions including capitalization rates, discount rates, cash flows, and other factors that are not observable in the market. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.
The following is a reconciliation of the beginning and ending balances of the pension plan’s real estate funds measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2016, and 2015:

(THOUSANDS)
PREDECESSOR
Balance, Dec. 31, 2014	$18,792
Realized gains	9
Unrealized losses	(148)
Purchases	679
Sales	(1,442)
Balance, Dec. 31, 2015	$17,890
Realized gains	71
Unrealized gains	89
Purchases	26
Sales	(205)
Balance, Apr. 12, 2016	$17,871
SUCCESSOR
Balance, Apr. 13, 2016	$17,871
Realized gains	151
Unrealized gains	226
Purchases	570
Sales	(151)
Balance, Dec. 31, 2016	$18,668

The market-related value of plan assets differs from the fair value of plan assets by the amount of deferred asset gains or losses. Actual asset returns that differ from the expected return on plan assets are deferred and recognized in the market-related value of assets on a straight-line basis over a five-year period. For 2016, the return on plan assets was 10.90% compared to an expected long-term return of 6.21%. The 2015 return on pension plan assets was (2.90)% compared to an expected long-term return of 6.15%.
As of December 31, 2016, none of the pension plan participants’ future annual benefits are covered by insurance contracts. In December 2008, Cleco became aware that, through its hedge fund-of-funds manager, a portion of its pension plan assets were invested in the Madoff feeder fund investment, Ascot Fund Limited. In January 2009, Cleco Power elected to liquidate the holdings of the hedge fund-of-funds manager. At December 31, 2016, all investments in the hedge fund-of-funds had been liquidated. Proceeds from the hedge fund-of-funds manager were reallocated to the plan’s other investment managers. The hedge fund-of-funds investment was measured at fair value using the net asset value per share as a practical expedient (or its equivalent) and was not classified in the fair value hierarchy for 2016.

Pension Plan Investment Objectives
Cleco’s retirement committee has established investment performance objectives of the pension plan assets. Over a three- to five-year period, the objectives are for the pension plan’s annualized total return to:

•	Exceed the assumed rate of return on plan assets, and

•
Exceed the annualized total return of a customized index consisting of a mixture of S&P 500 Index, Russell 2500 Index, MSCI EAFE Index, Morgan Stanley Capital International Emerging Markets Index, Barclays Capital Long Credit Index, Barclays Capital Long Government/Credit Index, National Council of Real Estate Investment Fiduciaries Index, and U.S. Treasury Bills plus 5%.

In order to meet the objectives and to control risk, the retirement committee has established the following guidelines that the investment managers must follow:

Domestic Equity Portfolios

•	Equity holdings of a single company must not exceed 10% of the manager’s portfolio.

•	A minimum of 25 stocks should be owned.

•	Equity holdings in a single sector should not exceed the lesser of three times the sector’s weighting in the S&P 500 Index or 35% of the portfolio.

•	Equity holdings should represent at least 90% of the portfolio.

•	Marketable common stocks, preferred stocks convertible into common stocks, and fixed income securities convertible into common stocks are the only permissible equity investments.

•	Securities in foreign entities denominated in U.S. dollars are limited to 10%. Securities denominated in currencies other than U.S. dollars are not permitted.

•	The purchase of securities on margin and short sales is prohibited.

International Equity Portfolios

Developed Markets

•	Equity holdings of a single company should not exceed 5% of the manager’s portfolio.

•	A minimum of 30 stocks should be owned.

•	Equity holdings in a single sector should not exceed 35%.

•
A minimum of 50% of the countries within the MSCI EAFE Index should be represented within the portfolio. The allocation to an individual country should not exceed the lesser of 30% or 5 times the country’s weighting within the MSCI EAFE Index.

•	Currency hedging decisions are at the discretion of the investment manager.

Emerging Markets

•	Equity holdings in any single company should not exceed 10% of the manager’s portfolio.

•	A minimum of 30 individual stocks should be owned.

•	Equity holdings of a single industry should not exceed 25%.

•	Equity investments must represent at least 75% of the manager’s portfolio.

•	A minimum of three countries should be represented within the manager’s portfolio.

•	Illiquid securities which are not readily marketable may represent no more than 10% of the manager’s portfolio.

•	Currency hedging decisions are at the discretion of the investment manager.

Fixed Income Portfolio - Long Government/Credit

•
Only U.S. dollar denominated assets permitted, including U.S. government and agency securities, corporate securities, structured securities, other interest-bearing securities, and short-term investments.

•	At least 85% of the debt securities should be investment grade securities (BBB- by S&P or Baa3 by Moody’s) or higher.

•	Debt holdings of a single issue or issuer must not exceed 5% of the manager’s portfolio.

•
Aggregate net notional exposure of futures, options, and swaps must not exceed 30% of the manager’s portfolio. Manager will only execute swaps with counterparties whose credit rating is A2/A or better.

•	Margin purchases or leverage is prohibited.

•	The average weighted duration of portfolio security holdings, including derivative exposure, is expected to range within +/- 20% of the Barclays Long Gov/Credit Index duration.

Fixed Income Portfolio - Long Credit

•
Permitted assets include U.S. government and agency securities, corporate securities, mortgage-backed securities, investment-grade private placements, surplus notes, trust preferred, e-caps and hybrids, money-market securities, and senior and subordinated debt.

•	At least 90% of securities must be U.S. dollar denominated.

•	At least 70% of the securities must be investment-grade credit.

•	Securities must have a maximum position size of 5% for A rated securities and 3% for BBB rated securities.

•	The duration of the portfolio must be within +/- 1 year of benchmark.

Real Estate Portfolios

•	Real estate funds should be invested primarily in direct equity positions, with debt and other investments representing less than 25% of the fund.

•	Leverage should be no more than 70% of the market value of the fund.

•	Investments should be focused on existing income-producing properties, with land and development properties representing less than 40% of the fund.

The use of futures and options positions which leverage portfolio positions through borrowing, short sales, or other encumbrances of the Plan’s assets is prohibited:

•	Debt portfolios are exempt from the prohibition on derivative use.

•
Execution of target allocation rebalancing may be implemented through short- to intermediate-term use of derivatives overlay strategies. The notional value of derivative positions shall not exceed 20% of the total pension fund’s value at any given time.

The following chart shows the dynamic asset allocation based on the funded ratio at December 31, 2016:

	PERCENT OF TOTAL PLAN ASSETS
	MINIMUM	TARGET	MAXIMUM
Return-seeking
Domestic equity		18%
International equity		17%
Real estate		5%
Total return-seeking	35%	40%	45%
Liability hedging*	55%	60%	65%
*Liability hedging is not target by subcategories.

The assumed health care cost trend rates used to measure the expected cost of other benefits is 5.0% for 2017 and remains at 5.0% thereafter. The rate used for 2016 was also 5.0%. Assumed health care cost trend rates have a limited effect on the amount reported for Cleco’s health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects on other benefits:

	ONE-PERCENTAGE POINT
(THOUSANDS)	INCREASE	DECREASE
Effect on total of service and interest cost components	$19	$(22)
Effect on postretirement benefit obligation	$238	$(265)

The projected benefit payments for the employee pension plan and other benefits obligation plan for each year through 2021 and the next five years thereafter are listed in the following table:

(THOUSANDS)	PENSION BENEFITS	OTHER BENEFITS, GROSS
2017	$20,152	$3,927
2018	$21,265	$3,951
2019	$22,382	$4,002
2020	$23,719	$4,006
2021	$24,818	$3,993
Next five years	$141,584	$18,190

SERP
Certain Cleco officers are covered by SERP. SERP is a non-qualified, non-contributory, defined benefit pension plan. Generally, benefits under the plan reflect an employee’s years of service, age at retirement, and the sum of (a) the highest base salary paid out over the last five calendar years and (b) the average of the three highest cash bonuses paid during the 60 months prior to retirement. SERP benefits are reduced by retirement benefits received from any other defined benefit pension plan, supplemental executive retirement plan, or Cleco contributions under the enhanced 401(k) Plan to the extent such contributions exceed the limits of the 401(k) Plan. Two executive officers’ SERP benefits will be capped as of December 31, 2017, with regard to final compensation; however, adjustments will continue with regard to age and tenure with Cleco. Additionally, these executive officers will have their annual bonuses set at target rather than actual awards for years 2016 and 2017 for the average incentive award portion of their SERP benefit calculation. In 2014, SERP was closed to new participants; however, with regard to current SERP participants, including former employees or their beneficiaries, all terms of SERP will continue, other than as described above. In accordance with the SERP plan document and the Merger Agreement, four executive officers received enhanced benefits, and upon termination of employment, two of these executive officers received accelerated vesting. Management will review current market trends as it evaluates Cleco’s future compensation strategy.
Cleco does not fund the SERP liability, but instead pays for current benefits out of the general funds available. Cleco Power has formed a rabbi trust designated as the beneficiary for life insurance policies issued on SERP participants. Market conditions could have a significant impact on the cash surrender value of the life insurance policies. Proceeds from the life insurance policies are expected to be used to pay the SERP participants’ death benefits, as well as future SERP payments. However, because SERP is a non-qualified plan, the assets of the trust could be used to satisfy general creditors of Cleco Power in the event of insolvency. All SERP benefits are paid out of the general cash available of the respective companies from which the officer retired. Cleco Power is considered the plan sponsor and Support Group is considered the plan administrator.
SERP’s funded status at December 31, 2016, and 2015 is presented in the following table:

		SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Change in benefit obligation
Benefit obligation at beginning of period	$79,555	$72,315	$73,902
Service cost	571	702	2,705
Interest cost	2,275	900	3,056
Actuarial loss (gain)	1,152	—	(4,488)
Benefits paid	(2,999)	(1,186)	(2,860)
Plan amendments	(2,509)
Curtailments		3,602
Special/contractual termination benefits		3,222
Benefit obligation at end of period	$78,045	$79,555	$72,315

SERP’s accumulated benefit obligation at December 31, 2016, and 2015 is presented in the following table:

	SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Accumulated benefit obligation	$76,194	$65,840

The following table presents net actuarial gains/losses and prior service costs included in other comprehensive income or regulatory assets related to current year gains and losses as a result of being amortized as a component of net periodic benefit costs for SERP at December 31, 2016, and 2015:

		SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015
Net actuarial gain occurring during year	$(1,345)	$—	$(4,487)
Net actuarial loss amortized during year	$1,651	$574	$2,973
Prior service (credit) cost amortized during year	$(50)	$17	$54

The following table presents net gains/losses and prior period service costs/credit in accumulated other comprehensive income and regulatory assets that have not been recognized as components of net periodic benefit costs and the amounts expected to be recognized in 2017 for SERP for December 31, 2017, 2016, and 2015:

		SERP BENEFITS
	SUCCESSOR		PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2017	AT DEC. 31, 2016	AT DEC. 31, 2015
Net actuarial loss	$1,634	$20,999	$23,763
Prior service (credit) cost	$(190)	$(2,368)	$120

The components of the net SERP costs for 2016, 2015, and 2014 are as follows:

			SERP BENEFITS
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Components of periodic benefit costs
Service cost	$571	$702	$2,705	$2,278
Interest cost	2,275	900	3,056	3,028
Amortizations
Prior period service (credit) cost	(50)	17	54	54
Net loss	1,651	574	2,973	1,875
Net periodic benefit cost	$4,447	$2,193	$8,788	$7,235
Curtailment charge	$—	$3,602	$—	$—
Special/contractual termination benefits	$—	$3,222	$—	$—
Total benefit cost	$4,447	$9,017	$8,788	$7,235

There was a remeasurement of SERP at April 13, 2016, to reflect change in control benefits as a result of the Merger. On the date of the remeasurement, the discount rate decreased from 4.60% to 4.15%. This remeasurement resulted in a $3.6 million curtailment charge and $3.2 million of special/contractual termination benefits. The curtailments and special/contractual termination benefits are included in Merger transaction and commitment costs on Cleco’s Consolidated Statements of Income. There was an additional remeasurement of SERP at August 31, 2016, to reflect changes to the plan relating to three executive officers’ SERP benefits being capped as of December 31, 2017, with regard to final compensation. On the date of the remeasurement, the discount rate decreased from 4.15% to 3.47%.
The measurement date used to determine the SERP benefits is December 31. The assumptions used to determine the benefit obligation and the periodic costs are as follows:

	SERP
	SUCCESSOR	PREDECESSOR
	AT DEC. 31, 2016	AT DEC. 31, 2015
Weighted-average assumptions used to determine the benefit obligation
Discount rate	4.22%	4.60%
Rate of compensation increase	5.00%	5.00%

				SERP
	SUCCESSOR		PREDECESSOR
	SEPT. 1, 2016 - DEC. 31, 2016	APR. 13, 2016 - AUG. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Weighted-average assumptions used to determine the net benefit cost
Discount rate	3.47%	4.15%	4.60%	4.20%	5.09%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%

The expense related to SERP reflected on Cleco Power’s Consolidated Statements of Income for the years ended December 31, 2016, 2015, and 2014 was $1.4 million, $2.2 million, and $1.7 million, respectively.
Liabilities relating to SERP are reported on the individual subsidiaries’ financial statements.The current and non-current portions of the SERP liability for Cleco and Cleco Power at December 31, 2016, and 2015 are as follows:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$4,308	$3,238
Non-current	$73,738	$69,049

Cleco Power
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Current	$885	$1,000
Non-current	$15,145	$21,321

The projected benefit payments for the SERP for each year through 2021 and the next five years thereafter are shown in the following table:

(THOUSANDS)	2017	2018	2019	2020	2021	NEXT FIVE YEARS
SERP	$4,399	$4,444	$4,483	$4,558	$4,578	$23,168

401(k)
Cleco’s 401(k) Plan is intended to provide active, eligible employees with voluntary, long-term savings and investment opportunities. The Plan is a defined contribution plan and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974. In accordance with the Plan, employer contributions can be in the form of cash. Cash contributions are invested in proportion to the participant’s voluntary contribution investment choices. Participation in the Plan is voluntary and active Cleco employees are eligible to participate. Cleco’s 401(k) Plan expense for the years ended December 31, 2016, 2015, and 2014 is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
401(k) Plan expense	$3,554	$1,593	$5,029	$4,730

Cleco Power is the plan sponsor for the 401(k) Plan. The expense of the 401(k) Plan related to Cleco’s other subsidiaries for the years ended December 31, 2016, 2015, and 2014 is as follows:

	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
401(k) Plan expense	$554	$319	$944	$921